Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (USD per share)	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000
Preferred stock, issued (in shares)	0
Preferred stock, outstanding (in shares)	0
Class A members' units, issued (in shares)		547,466
Class A members' units, outstanding (in shares)		547,466
Common Stock - Class A
Common stock, par value (USD per share)	$ 0.0001
Common stock, authorized (in shares)	950,000,000
Common stock, issued (in shares)	24,718,402
Common stock, outstanding (in shares)	24,718,402
Common Stock - Class B
Common stock, par value (USD per share)	$ 0.0001
Common stock, authorized (in shares)	300,000,000
Common stock, issued (in shares)	291,092,303
Common stock, outstanding (in shares)	291,092,303